UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Keith T. Robinson Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 07/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Investment Portfolio                                           July 31, 2006

Sector Issue		Shares	Value

Common Stocks (98.0%)
Aerospace (1.9%)
L-3 Communications		5,582	$411,114

Banking (5.8%)
Bank Of Hawaii		3,900	193,206
Golden West Financial		4,100	302,006
M&T Bank Corp		1,800	219,456
Wilmington Trust		8,000	348,400
Whitney Holding		6,550	235,735
			1,298,803

Building (1.6%)
Martin Marietta Materials		4,350	350,262

Capital Goods (1.5%)
Graco Inc		5,062	198,886
Paccar Inc		1,566	126,455
			325,341

Chemicals (2.0%)
Rohm & Haas Co		6,200	285,944
RPM International Inc		11,600	217,384
			503,328

Communications (0.8%)
Telephone & Data Systems		2,250	91,935
Telephone & Data Special		2,250	89,438
			181,373

Consumer Durables (3.4%)
Autoliv Inc		2,300	129,191
Johnson Controls		1,800	138,168
Mohawk Industries*		1,000	69,020
			336,379

Consumer Retail (5.6%)
American Eagle Outfitters		2,800	218,519
Claire's Stores		6,900	172,707
Federated Department Stores		2,700	189,594
Foot Locker		8,950	243,172
K-Swiss Inc Cl-A		14,600	408,362
			1,232,354

Consumer Staples (8.1%)
Cit Group Inc		5,700	261,687
Constellation Brands A		11,700	286,182
Hormel Foods Corp		10,300	388,619
Loews Corp Carolina Gr		3,500	200,830
Reynolds American Inc		3,800	481,764
Scotts Miracle Co		4,350	170,651
			1,789,733

Energy (9.0%)
Devon Energy Corp		5,000	323,200
El Paso Corp		14,650	234,400
Noble Energy		5,050	255,581
Pride Intl		14,300	427,141
Pogo Producing		2,950	130,597
Valero Energy		9,200	620,356
			1,991,275

Financial Diversified (10.0%)
AMB Property		7,350	385,361
BRE Properties		5,000	293,200
Developers Rlty		5,550	292,929
E*Trade Finl		13,000	303,030
Kimco Realty Corp		7,400	290,376
Prologis Trust		6,850	379,148
T Rowe Price Group		7,200	297,432
			1,905,566

Forest & Paper (0.7%)
Rayonier		4,000	174,733

Health Care (9.3%)
Aetna Inc		2,750	86,598
Becton Dickinson		1,500	98,880
Bio-Rad Labs Cl A		2,050	135,075
Covance Inc		5,100	325,176
Dade Behring Hldgs		9,500	386,935
Health Net Inc		6,200	260,214
Schein Henry Inc		6,575	311,721
Mylan Labs		11,700	256,932
Pharmaceutcl Prod Dev.		3,900	150,072
United Health Group		2,612	124,932
			2,136,535

Industrial (2.3%)
Ametek Inc		4,000	169,680
Eaton Corp		3,900	249,990
Griffon*		4,300	97,266
			516,936

Insurance (5.8%)
Berkley W R Corp		6,600	237,600
Commerce Group Inc Mass		4,600	138,966
Genworth Finl		6,400	219,520
Lincoln Natl Corp Ind		3,150	178,542
Old Republic		14,750	313,733
Stancorp Finl Group		4,700	202,523
			1,290,884

Metals (2.6%)
Consol Energy Inc		6,800	279,888
Phelps Dodge		3,300	288,222
			568,110

Services (7.9%)
Black & Decker		3,400	239,734
Banta Corp		3,500	123,655
Darden Restaurant		7700	260,260
ITT Education		4200	283,164
Fortune Brands		2900	210,308
Heidrick & Struggles		3200	103,424
Manpower Inc		6950	413,386
Matthews Intl		3500	120,190
			1,754,121

Technology (8.6%)
Arrow Electronic		9,200	259,992
CACI Intl Inc.		8,524	480,327
Fair Issac Corp		7,100	239,838
Harris Corp		5,350	243,693
Jabil Circuit		6,150	142,065
Linear Technology Cp		3,400	109,990
SI International		10,100	275,528
SRA Intl		6,700	162,073
			1,913,506
Transportation (1.0%)
CSX Corp		4,400	266,992
Southwest Airlines		6,300	113,337
YRC Worldwide Inc		2,700	107,406
			487,735

Utilities (9.8%)
American Electric Power		9,750	352,170
Centerpoint Energy Inc		16,300	223,962
Nstar		9,150	285,206
Pg&E Corporation		5,350	222,988
Pepco Holdings		11,150	273,175
Sempra Energy		7,450	359,537
Wisconsin Energy Corp		10,750	453,650
			2,170,688

Total Common Stocks		(Cost $17,667,193)	21,739,167

Short-Term Obligations (2.1%)
		Principal Amount
Wisconsin Corporate Central Credit Union Variable Demand Note
4.20%, due 09/28/06		$462,804	$462,804

	Total Short-Term Obligations	(Cost $462,804)	462,804

Total Investments:	100.1%	(Cost $18,129,997)	22,201,971
Other Assets, Less Liabilities:	(0.1)%		(14,894)
Total Net Assets:	100.0%		$22,187,077

* Non-Income Producing Securities

THOMAS WHITE INTERNATIONAL FUND

Investment Portfolio                     July 31, 2006

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	98.5%
AUSTRALIA:	1.9%

	Australia & NZ Banking Group	Banking	45,000	868,752
	Rio Tinto Plc	Metals	7,300	1,524,897
				2,393,649

BELGIUM:	0.5%

	Bekaert	Metals	6,600	606,173

BRAZIL:	3.5%

	Banco Do Brasil Sa	Banking	30,000	688,194
	Centrais Eletric Sta	Utilities	1,018,000	772,153
	Cia Vale Do Rio Doce	Metals	51,582	1,030,335
	Itausa-Investimentos	Financial Div.	95,000	393,053
	Petroleo Brasileir	Energy	71,960	1,486,996
				4,370,731

CANADA:	6.2%

	Brookfield Asset Management	Financial Div.	27,750	1,152,180
	Cameco	Metals	16,800	671,850
	Canadian Pacific Railway	Transportation	27,350	1,307,434
	Canadian Tire Class A	Consumer Durables	13,200	723,054
	CI Fund Management	Financial Div.	22,250	567,506
	Encana	Energy	27,000	1,458,929
	Petro-Canada	Energy	24,600	1,100,095
	Potash Corp Of Saskatchewan	Chemicals	8,400	793,304
				7,774,352

CHINA:	2.3%

	China Life Insurance	Insurance	790,000	1,333,836
	Petrochina Co Ltd ADR	Energy	13,200	1,510,080
				2,843,916

CZECH REPUBLIC:	0.4%

	Unipetrol*	Chemicals	51,500	472,523

DENMARK:	0.3%

	H Lundbeck A/S	Health Care	16,500	402,361

FRANCE:	11.1%

	Assur Gen France	Insurance	15,400	1,862,655
	Bic	Consumer Staple	12,700	762,292
	BNP	Banking	11,100	1,081,304
	Bouygues	Financial Div.	25,300	1,264,701
	Christian Dior	Consumer Staple	15,550	1,551,565
	Ciments Francais	Building	3,200	524,262
	France Telecom	Communication	18,000	377,338
	Saint-Gobain	Industrial	5,900	421,661
	Sanofi-Aventis	Healthcare	21,000	1,998,360
	Societie Generale	Banking	12,100	1,807,065
	Suez SA	Utilities	25,000	1,037,480
	Veolia Environnement	Utilities	22,800	1,239,121
				13,927,804

GERMANY:	7.3%

	Altana	Health Care	22,200	1,273,381
	Continental AG	Consumer Durables	8,850	907,113
	Fresenius AG Pfd	Health Care	11,600	1,905,280
	Fresenius Medical	Health Care	4,100	490,833
	Hypo Real Estate	Banking	22,700	1,265,507
	RWE AG	Utilities	11,900	1,044,683
	SGL Carbon	Industrial	50,200	924,704
	Wincor Nixdorf AG	Services	10,450	1,381,337
				9,192,838

GREECE:	0.3%

	Public Power Corp	Utilities	11,300	269,615

HONG KONG:	3.9%

	Chaoda Modern Agriculture	Consumer Staples	2,436,000	1,315,927
	China Mobile Hong Kong Ltd	Communication	334,000	2,157,807
	Hang Lung Group	Financial Div.	128,000	323,021
	Hopewell Holdings	Financial Div.	248,000	706,775
	Orient Overseas Intl	Transportation	110,000	434,324
				4,937,854

IRELAND:	1.6%

	Allied Irish Banks Plc	Banking	39,000	943,823
	Grafton Group	Consumer Retail	81,400	1,037,166
				1,980,989

ISRAEL:	0.2%

	Israel Discount Bank*	Banking	180,000	295,578

ITALY:	3.3%

	Banca Intesa Spa	Banking	154,000	890,967
	ENI Spa	Energy	57,900	1,777,084
	SanPaolo-IMI Spa	Banking	85,200	1,518,102
				2,633,769

JAPAN:	22.0%

	Asahi Kasei Corp	Chemicals	59,000	365,930
	Bank Of Kyoto Ltd	Banking	22,000	225,350
	Canon	Technology	46,500	2,236,250
	Canon Sales Co	Services	42,000	917,755
	Dai Nippon Printing	Services	12,000	188,688
	Fuji Soft Inc	Technology	7,700	255,997
	Hokuriku Electric Power	Utilities	23,400	488,604
	Honda Motor	Consumer Durables	27,000	889,199
	Japan Tobacco	Consumer Staple	80	305,915
	JS Group Corp	Building	11,400	233,496
	Matsushita Elec Works	Capital Goods	67,000	744,055
	Mitsubishi Electric	Technology	132,000	1,033,164
	Mitsubishi Heavy Indus	Capital Goods	238,000	970,707
	Mizuho Financial Group	Banking	225	1,884,766
	Nippon System Development	Technology	12,500	432,354
	Nitori Co Ltd	Consumer Retail	20,000	891,864
	Nomura Holdings Inc	Financial Div.	41,000	730,477
	NTN Corp	Capital Goods	113,000	849,285
	Ricoh Co Ltd	Technology	33,000	662,891
	Saga Sammy Holdings	Services	15,600	516,376
	Sankyo Co Gunma	Services	12,500	684,911
	Santen Pharmaceutical	Health Care	22,000	529,916
	Sompo Japan Insurance	Insurance	24,000	323,198
	Sumisho Computer Systems	Technology	39,000	724,601
	Sumitomo Metal Industries	Metal	152,000	605,477
	Sumitomo Mitsui Financial	Banking	270	2,866,208
	Sumitomo Realty & Develop	Financial Div.	20,000	495,408
	Suzuken Co Ltd	Consumer Retail	48,000	1,882,171
	Suzuki Motor Corporation	Consumer Durables	46,000	1,122,492
	Tanabe Seiyaku Co	Health Care	40,000	523,268
	TIS	Technology	28,000	610,148
	Tokyo Electric Power	Utilities	17,000	456,300
	Toyota Motor	Consumer Durables	16,000	841,694
	Yamaha Corp	Services	17,000	330,147
	Yamaha Motor Co	Consumer Durables	31,000	803,709
				27,622,771

MALAYSIA:	0.0%

	Maxis Communications	Communications	65,758	64,342

MEXICO:	1.7%

	America Movil ADR	Communication	44,100	1,577,898
	Cemex ADR	Building	9,623	560,453
				2,138,351

NETHERLANDS:	5.2%

	Abn Amro Holdings	Banking	59,800	1,655,868
	Akzo Nobel	Chemicals	19,100	1,064,178
	ING Groep NV	Insurance	34,844	1,415,067
	Heineken	Consumer Staples	20,700	973,647
				5,108,760

NEW ZEALAND:	0.3%

	Fletcher Building	Building	64,700	347,672

NORWAY:	1.0%

	DNB NOR ASA	Banking	101,400	1,283,775

POLAND:	0.7%

	KGHM Polska Miedz	Industrial	20,900	822,281

RUSSIA:	1.1%

	AO Tatneft ADR	Energy	7,700	1,445,324

SINGAPORE:	1.2%

	Singapore Airlines	Transportation	76,000	625,693
	United Overseas Bank	Banking	89,000	879,267
				1,504,960

SOUTH AFRICA:	4.5%

	Anglo American	Industrial	38,200	1,603,720
	Anglo Platinum Ltd	Metals	3,600	370,609
	Aspen Pharmacare	Health Care	88,000	447,040
	JD Group Ltd	Consumer Retail	18,000	165,420
	MTN Group Ltd	Communication	61,100	467,494
	Network Healthcare	Health Care	353,100	493,598
	Sasol Ltd	Energy	39,000	1,418,812
	Steinhoff Intl Holdings	Consumer Durables	214,800	659,071
				5,625,764

SOUTH KOREA:	5.0%

	Korea Electric Power	Utilities	34,100	652,674
	LG Chem Ltd	Chemicals	6,000	214,816
	Posco ADR	Metals	13,150	811,881
	Samsung Electronics	Technology	4,685	2,972,699
	Samsung Fire & Marine	Insurance	5,600	756,744
	Woori Finance	Banking	42,200	858,825
				6,267,639

SPAIN:	1.0%

	Repsol YPF SA	Energy	36,700	996,735

SWEDEN:	3.8%

	Atlas Copco Ab - A Shs	Capital Goods	35,100	875,471
	Autoliv Inc	Consumer Durables	9,850	553,275
	Nordea Bank Ab	Banking	68,500	858,195
	Sandvik	Capital Goods	66,000	687,410
	Volvo B Shs	Consumer Durables	15,100	802,784
				3,777,135

SWITZERLAND:	1.4%

	Julius Baer Holding	Banking	19,300	1,792,638

TAIWAN:	0.2%

	Taiwan Semiconductor*	Technology	77,977	130,261

THAILAND:	0.2%

	Charoen Pok Foods	Consumer Staple	2,150,000	304,010

UNITED KINGDOM:	6.8%

	Barclays Plc	Banking	135,000	1,584,779
	British American Tobacco	Consumer Staple	52,200	1,407,698
	BT Group Plc	Communication	156,900	697,264
	Bunzl Plc	Forest & Paper	43,300	505,159
	Cable & Wireless Plc	Communication	184,600	396,761
	Gallaher Group Plc	Consumer Staple	51,700	861,637
	Hbos Plc	Banking	45,600	830,472
	Imperial Chemical	Chemicals	125,000	866,288
	Royal & Sun Alliance	Insurance	417,600	1,045,086
	Wimpey (George) Plc	Building	29,000	260,365
				8,455,509

Total Common Stocks		(Cost $97,778,514)		123,309,692

SHORT TERM OBLIGATIONS:	11.3%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 2.75%, due 08//01/06		$1,726,178	1,726,178

HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		12,368,655	12,368,655
Total Short Term Obligations		(Cost $14,094,833)		14,094,833

Total Investments	109.7%	(Cost $111,873,347)		137,404,525
Other Assets, Less Liabilities:	(9.7)%			(12,193,228)
Total Net Assets:	100.0%			$125,211,297

* Non-Income Producing Securities

ADR - American Depositary Receipt.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By: /s/ Thomas S. White, Jr.

           Thomas S. White, Jr.

           President (Principal Executive Officer)

Date:  January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. White, Jr.

           Thomas S. White, Jr.

           President (Principal Executive Officer)

Date:   January 22, 2007

By: /s/ David M. Sullivan II

          David M. Sullivan II

          Treasurer (Principal Financial Officer)

Date:  January 22, 2007